Other Assets and Liabilities Other Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Current Liabilities:
Taxes other than income taxes		$ 318	$ 404
Employee costs		307	232
Environmental liabilities		69	28
Interest		45	38
Current deferred tax liabilities		36	0
Income taxes payable		18	11
Pension and other postretirement benefits		10	9
Legal costs		8	2
Current maturities of debt		6	6
Asset retirement obligations		3	5
Current liabilities related to discontinued operations		12	0
Other		164	77
Total Other Current Liabilities	$ 864	996	812
Other Noncurrent Liabilities:
Pension and other postretirement benefits		421	293
Environmental liabilities		205	234
Asset retirement obligations		58	24
Liability for unrecognized tax benefits, including interest and penalties		5	5
Noncurrent liabilities related to discontinued operations		30	0
Other		71	99
Total Other Noncurrent Liabilities	$ 941	$ 790	$ 655